ROPES & GRAY LLP ONE METRO CENTER 700 12TH STREET, NW, SUITE 900 WASHINGTON, DC 20005-3948 WWW.ROPESGRAY.COM

April 4, 2014	Rajib Chanda 202-508-4671 202-383-7793 fax rajib.chanda@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Managers AMG Funds
File Nos. 333-84639; 811-09521

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), Managers AMG Funds (the “Trust”) hereby certifies that the form of statement of additional information for AMG SouthernSun Small Cap Fund and AMG SouthernSun U.S. Equity Fund dated March 31, 2014 that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust’s Post-Effective Amendment No. 113 to its Registration Statement on Form N-1A, which was filed by electronic transmission on March 31, 2014 pursuant to Rule 485(b) under the 1933 Act and is the most recent amendment to the Trust’s Registration Statement on Form N-1A relating to AMG SouthernSun Small Cap Fund and AMG SouthernSun U.S. Equity Fund.

If you have any questions concerning this filing, please call me at (202) 508-4671.

Sincerely,

/s/ Rajib Chanda
Rajib Chanda